Property, plant and equipment - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2024	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalized			$ 0
Additional impairment, assets held for sale		$ (2,853)	(2,853)
Right of use assets		795,000	795,000	$ 886,909
IHS Brasil Cesso de Infraestruturas S.A.
Disclosure of detailed information about property, plant and equipment [line items]
Indirect taxes benefit			700
Towers and tower equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ 960,576	$ 960,576	1,125,062
Power equipment | SSA
Disclosure of detailed information about property, plant and equipment [line items]
Impairment on remeasurement to fair value less costs to sell on assets held for sale				$ (71,000)
Additional impairment, assets held for sale	$ (2,600)